Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Note 10. Stockholders’ Equity
Authorized Capital Stock
The Company’s charter authorizes the issuance of 1,809,000,000 shares, which includes Class A common stock, Class B common stock, and preferred stock.
Class A Common Stock
Subsequent to the Closing of the Business Combination, the Company’s Class A common stock and public warrants began trading on the New York Stock Exchange (“NYSE”) under the symbols “NOTE” and “NOTE WS,” respectively. Pursuant to the Company’s charter, the Company is authorized to issue 1,700,000,000 shares of Class A common stock, par value $0.0001 per share. As of December 31, 2022, the Company had 123,125,595 shares of Class A common stock issued and outstanding.
Prior to the Business Combination, Old FiscalNote had outstanding shares of Series A, Series B, Series C, Series
C-1,
Series D, Series
D-1,
Series E, Series F, and Series G convertible preferred stock (collectively, “Old FiscalNote Preferred Stock”). The Preferred Stock was recognized as temporary equity and recorded at its redemption value. Accordingly, for periods prior to the closing of the Transactions, Old FiscalNote recognized changes in its redemption value of its Preferred Stock of $26,570 for both the period from January 1, 2022 to July 29, 2022 and for the year ended December 31, 2022 and $193,058 for the year ended December 31, 2021, respectively.

Upon the Closing of the Business Combination, each share of Old FiscalNote’s Preferred Stock was converted into common stock and, immediately thereafter, each share of common stock that was issued and outstanding immediately prior to the effective time of the Business Combination was cancelled and converted into New FiscalNote Class A common stock with the application of the Exchange Ratio as discussed in Note 2, Business Combination with DSAC.
Additionally, the Company has outstanding warrants to purchase shares of New FiscalNote Class A common stock that became exercisable upon the Closing of the Business Combination. Refer to Note 12, Warrant Liabilities.
Class B Common Stock
Pursuant to the Company’s charter, the Company is authorized to issue 9,000,000 shares of Class B common stock, par value $0.0001 per share.
In connection with the Closing of the Business Combination, the
Co-Founders,
or entities controlled by the
Co-Founders,
received Class B shares of New FiscalNote common stock as consideration (see further details in Note 2, Business Combination with DSAC).
As of December 31, 2022, 8,290,921 shares of Class B common stock were issued and outstanding.
Preferred Stock
Pursuant to the Company’s charter, the Company is authorized to issue 100,000,000 shares of preferred stock, par value $0.0001 per share. Our board of directors has the authority without action by the stockholders, to designate and issue shares of preferred stock in one or more classes or series, and the number of shares constituting any such class or series, and to fix the voting powers, designations, preferences, limitations, restrictions and relative rights of each class or series of preferred stock, including, without limitation, dividend rights, conversion rights, redemption privileges and liquidation preferences, which rights may be greater than the rights of the holders of the common stock. As of December 31, 2022, there were no shares of preferred stock issued and outstanding.
Dividends
The Company’s Class A and Class B common stock are entitled to dividends if and when any dividend is declared by the Company’s board of directors, subject to the rights of all classes of stock outstanding having priority rights to dividends. The Company has not paid any cash dividends on common stock to date. The Company may retain future earnings, if any, for the further development and expansion of the Company’s business and have no current plans to pay cash dividends for the foreseeable future. Any future determination to pay dividends will be made at the discretion of the Company’s board of directors and will depend on, among other things, the Company’s financial condition, results of operations, capital requirements, restrictions contained in future agreements and financing instruments, business prospects and such other factors as the Company’s board of directors may deem relevant.